Operating Segment - Disclosure of Detailed Information About Geographical Information (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Statement Line Items [Line Items]
Revenue	$ 34,564	$ 42,094
New Zealand [Member]
Statement Line Items [Line Items]
Revenue	13,644	14,876
Australia [Member]
Statement Line Items [Line Items]
Revenue	7,600	9,825
United States [Member]
Statement Line Items [Line Items]
Revenue	12,998	17,079
Europe [Member]
Statement Line Items [Line Items]
Revenue	$ 322	$ 314